UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09357

JNLNY Variable Fund I LLC

(Exact Name of Registrant as specified in charter)

225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2007 – June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

JNL Variable Funds (Unaudited)
Schedules of Investments (in thousands)
June 30, 2007

	Shares	Value

JNL/Mellon Capital Management DowSM Dividend Fund (NY)
COMMON STOCKS - 99.5%
FINANCIALS - 46.1%
Astoria Financial Corp.	39	$983
Colonial BancGroup Inc.	46	1,138
Comerica Inc.	20	1,178
JPMorgan Chase & Co.	24	1,180
KeyCorp	31	1,071
Lincoln National Corp.	18	1,274
Regions Financial Corp. (b)	31	1,041
SunTrust Banks Inc.	14	1,175
Wachovia Corp.	21	1,079
Washington Mutual Inc. (b)	26	1,113
		11,232
MATERIALS - 23.7%
Dow Chemical Co.	30	1,311
Eastman Chemical Co.	20	1,280
Lubrizol Corp.	23	1,490
Lyondell Chemical Co.	46	1,698
		5,779
UTILITIES - 29.7%
AGL Resources Inc.	30	1,218
DTE Energy Co.	24	1,171
Energy East Corp.	48	1,243
Nicor Inc. (b)	26	1,098
Oneok Inc.	28	1,397
SCANA Corp.	29	1,096
		7,223

Total Common Stocks (cost $23,779)		24,234

SHORT TERM INVESTMENTS - 5.0%
Mutual Funds - 1.1%
JNL Money Market Fund, 5.18% (a) (d)	264	264

Securities Lending Collateral - 3.9%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	955	955

Total Short Term Investments (cost $1,219)		1,219

Total Investments - 104.5% (cost $24,998)		25,453

Other Assets and Liabilities, Net - (4.5%)		(1,094)

Total Net Assets - 100%		$24,359

JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY – 8.9%
American Eagle Outfitters Inc.	2	$41
EchoStar Communications Corp. (c)	3	132
InterActiveCorp (c)	2	71

Liberty Global Inc. - Class A (c)	3	109
		353
INDUSTRIALS - 4.0%
Paccar Inc.	2	158

INFORMATION TECHNOLOGY - 85.3%
CDW Corp. (c)	1	48
Check Point Software Technologies Ltd. (c)	2	41
Cisco Systems Inc. (c)	33	918
Infosys Technologies Ltd. - ADR	4	194
Lam Research Corp. (c)	1	52
Microsoft Corp.	31	902
Nvidia Corp. (c)	3	109
Oracle Corp. (c)	41	808
Research In Motion Ltd. (c)	1	289
		3,361
TELECOMMUNICATION SERVICES - 1.6%
Millicom International Cellular SA (c)	1	61

Total Common Stocks (cost $3,658)		3,933

SHORT TERM INVESTMENTS - 0.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 5.18% (a) (d)	10	10

Total Short Term Investments (cost $10)		10

Total Investments - 100.0% (cost $3,668)		3,943

Other Assets and Liabilities, Net - 0.0%		(1)

Total Net Assets - 100%		$3,942

JNL/Mellon Capital Management S&P® 24 Fund (NY)
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 10.8%
DirecTV Group Inc. (c)	3	$79
Lennar Corp.	-	13
Nike Inc. - Class B	1	60
		152
CONSUMER STAPLES - 11.1%
Coca-Cola Co.	3	140
Estee Lauder Cos. Inc.	-	6
UST Inc. (b)	-	10
		156
ENERGY - 11.0%
Exxon Mobil Corp.	2	140
Marathon Oil Corp.	-	12
Sunoco Inc.	-	3
		155
FINANCIALS - 22.5%

American Express Co.	4	238
Moody’s Corp.	1	56
Safeco Corp.	-	24
		318
HEALTH CARE - 12.2%
Pfizer Inc.	6	150
Waters Corp. (c)	-	5
Zimmer Holdings Inc. (c)	-	16
		171
INDUSTRIALS - 11.9%
Emerson Electric Co.	2	103
Rockwell Automation Inc.	-	32
Rockwell Collins Inc.	-	33
		168
INFORMATION TECHNOLOGY - 16.2%
Agilent Technologies Inc. (c)	-	8
Google Inc. - Class A (c)	-	62
Microsoft Corp.	5	158
		228
UTILITIES - 4.0%
Entergy Corp.	-	21
FirstEnergy Corp. (b)	-	19
PPL Corp.	-	16
		56

Total Common Stocks (cost $1,339)		1,404

SHORT TERM INVESTMENTS - 2.3%
Mutual Funds - 0.2%
JNL Money Market Fund, 5.18% (a) (d)	4	4

Securities Lending Collateral - 2.1%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	29	29

Total Short Term Investments (cost $33)		33

Total Investments - 102.0% (cost $1,372)		1,437

Other Assets and Liabilities, Net - (2.0%)		(28)

Total Net Assets - 100%		$1,409

JNL/Mellon Capital Management Value Line® 25 Fund (NY)
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 17.0%
American Eagle Outfitters Inc.	27	$681
Big Lots Inc. (c)	15	432
DirecTV Group Inc. (c)	151	3,485
Guess? Inc.	11	543
Phillips-Van Heusen	7	414

Priceline.com Inc. (b) (c)	8	527
Tempur-Pedic International Inc.	16	427
		6,509
CONSUMER STAPLES - 1.0%
NBTY Inc. (c)	9	377

ENERGY - 1.1%
Core Laboratories NV (c)	4	439

HEALTH CARE - 1.7%
Illumina Inc. (b) (c)	9	357
Immucor Inc. (c)	11	313
		670
INDUSTRIALS - 3.8%
Continental Airlines Inc. - Class B (c)	11	381
Manitowoc Co. Inc.	8	614
TeleTech Holdings Inc. (c)	14	458
		1,453
INFORMATION TECHNOLOGY - 42.5%
Akamai Technologies Inc. (c)	19	940
Cisco Systems Inc. (c)	304	8,459
Nvidia Corp. (c)	45	1,873
Research In Motion Ltd. (c)	23	4,573
Varian Semiconductor Equipment Associates Inc. (c)	11	446
		16,291
MATERIALS - 14.5%
Albemarle Corp.	12	450
Allegheny Technologies Inc.	12	1,307
OM Group Inc. (c)	8	405
Potash Corp.	39	3,032
Rock-Tenn Co. - Class A	12	381
		5,575
TELECOMMUNICATION SERVICES - 17.8%
BT Group Plc - ADR	102	6,825

Total Common Stocks (cost $33,938)		38,139

SHORT TERM INVESTMENTS - 2.3%
Securities Lending Collateral - 2.3%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	884	884

Total Short Term Investments (cost $884)		884

Total Investments - 101.7% (cost $34,822)		39,023

Other Assets and Liabilities, Net - (1.7%)		(655)

Total Net Assets - 100%		$38,368

Notes to the Schedules of Investments:

(a) Investment in affiliate. See Note 3 in the Notes to the Financial Statements.
(b) All or portion of the security has been loaned.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2007.
(e) For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as a top-fifty unaffilliated holdings in in terms of value, and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2007.
* A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jnl.com,
www.jnlny.com, www.sec.gov, or call the Service Center at 800-766-4683.

Abbreviations
“-” Amount rounds to less than one thousand
ADR - American Depository Receipt

The JNL/Mellon Capital Management Financial Sector Fund invested in Mellon Financial Corp., the parent company of its subadvisor. Transactions for the six-month period ended June 30, 2007 are shown below (in thousands):

	Value
	Beginning		Sales	Dividend	Value End
Affiliate	of Period	Purchases	Proceeds	Income	of Period
Mellon Financial Corp.	378	35	36	2	381

	Summary of Investments by Country:
	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management NYSE®	Management	Management	Management	Management	Management Value
	Global 15 Fund	JNL 5 Fund	JNL Optimized 5 Fund	International 25 Fund	Nasdaq® 15 Fund	VIP Fund	Value Line® 25 Fund	Nasdaq® 15 Fund (NY)	Line® 25 Fund (NY)
Brazil	-%	-%	-%	4.0%	-%	-%	-%	-%	-%
Canada	-	1.0	7.4	20.2	7.3	4.7	19.9	7.3	19.9
Denmark	-	-	1.0	-	-	0.7	-	-	-
France	-	-	1.0	6.8	-	0.8	-	-	-
Germany	-	-	1.0	12.1	-	0.8	-	-	-
Hong Kong	32.1	6.9	4.6	-	-	-	-	-	-
India	-	-	1.2	-	4.9	0.8	-	4.9	-
Israel	-	-	0.3	-	1.1	0.2	-	1.0	-
Italy	-	-	4.3	3.0	-	3.1	-	-	-
Japan	-	-	-	9.7	-	-	-	-	-
Luxembourg	-	-	0.4	-	1.6	0.3	-	1.6	-
Netherlands	-	-	5.4	20.5	-	3.9	1.2	-	1.2
Norway	-	-	1.3	4.4	-	0.9	-	-	-
South Korea	-	-	-	12.1	-	-	-	-	-

Spain	-	-	1.3	3.8	-	0.9	-	-	-
United Kingdom	35.1	7.5	12.8	-	-	5.9	-	-	-
United States	32.8	84.6	58.0	3.4	85.1	77.0	78.9	85.2	78.9
Total
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Summary of Investments by Sector (percentage of net assets):
	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management 25 Fund	45.0%	21.0%	4.0%	-%	3.7%	7.0%	-%
JNL/Mellon Capital Management Communications Sector Fund	3.3	-	-	2.5	-	-	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	69.4	16.2	-	-	3.1	2.4	2.4
JNL/Mellon Capital Management DowSM 10 Fund	11.1	9.5	-	16.8	18.2	8.7	-
JNL/Mellon Capital Management DowSM Dividend Fund	-	-	-	40.0	-	-	-
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	86.0	-	0.2	0.4
JNL/Mellon Capital Management Global 15 Fund	20.4	-	5.6	4.6	5.1	18.2	-
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	94.9	-	-
JNL/Mellon Capital Management JNL 5 Fund	21.2	7.7	5.9	6.9	6.0	12.9	5.3
JNL/Mellon Capital Management JNL Optimized 5 Fund	14.6	2.8	6.2	8.9	1.6	5.4	29.7
JNL/Mellon Capital Management NYSE® International 25 Fund	4.5	-	21.5	27.1	-	3.0	-
JNL/Mellon Capital Management Nasdaq® 15 Fund	8.2	-	-	-	-	3.7	77.3
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	88.7	-	-	-	-
JNL/Mellon Capital Management S&P® 10 Fund	17.8	8.1	10.9	8.6	-	8.1	8.5
JNL/Mellon Capital Management S&P® 24 Fund	10.6	10.8	10.7	22.1	11.9	11.7	15.9
JNL/Mellon Capital Management S&P® SMid 60 Fund	12.2	1.7	6.0	24.2	1.8	5.1	13.7
JNL/Mellon Capital Management Select Small-Cap Fund	14.3	1.3	8.6	5.4	4.2	23.0	17.5
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.1	0.5	82.5
JNL/Mellon Capital Management VIP Fund	7.9	1.9	6.3	9.6	5.4	10.2	30.0
JNL/Mellon Capital Management Value Line® 25 Fund	15.8	0.9	1.1	-	1.6	3.5	39.7
JNL/Mellon Capital Management DowSM Dividend Fund (NY)	-	-	-	44.1	-	-	-
JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)	9.0	-	-	-	-	4.0	85.2
JNL/Mellon Capital Management S&P® 24 Fund (NY)	10.6	10.8	10.8	22.1	11.9	11.7	15.9
JNL/Mellon Capital Management Value Line® 25 Fund (NY)	16.7	1.0	1.1	-	1.7	3.7	41.7

Summary of Investments by Sector (percentage of net assets):

		Telecommunication		Short-Term
	Materials	Services	Utilities	Securities	Total
JNL/Mellon Capital Management 25 Fund	10.2%	-%	-%	9.1%	100%
JNL/Mellon Capital Management Communications Sector Fund	-	78.8	-	15.4	100
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	6.5	100
JNL/Mellon Capital Management DowSM 10 Fund	9.0	19.8	-	6.9	100
JNL/Mellon Capital Management DowSM Dividend Fund	20.5	-	25.7	13.8	100
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	13.4	100
JNL/Mellon Capital Management Global 15 Fund	-	28.8	5.9	11.4	100
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	5.1	100
JNL/Mellon Capital Management JNL 5 Fund	6.6	11.5	1.2	14.8	100
JNL/Mellon Capital Management JNL Optimized 5 Fund	4.7	15.4	3.1	7.6	100
JNL/Mellon Capital Management NYSE® International 25 Fund	12.1	18.7	-	13.1	100
JNL/Mellon Capital Management Nasdaq® 15 Fund	-	1.4	-	9.4	100
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	0.5	10.8	100
JNL/Mellon Capital Management S&P® 10 Fund	8.5	9.1	-	20.4	100
JNL/Mellon Capital Management S&P® 24 Fund	-	-	3.9	2.4	100
JNL/Mellon Capital Management S&P® SMid 60 Fund	6.3	1.3	18.4	9.3	100
JNL/Mellon Capital Management Select Small-Cap Fund	6.2	-	-	19.5	100
JNL/Mellon Capital Management Technology Sector Fund	-	1.1	-	15.8	100
JNL/Mellon Capital Management VIP Fund	3.3	10.5	2.1	12.8	100
JNL/Mellon Capital Management Value Line® 25 Fund	13.5	16.6	-	7.3	100
JNL/Mellon Capital Management DowSM Dividend Fund (NY)	22.7	-	28.4	4.8	100
JNL/Mellon Capital Management Nasdaq ® 15 Fund (NY)	-	1.6	-	0.2	100
JNL/Mellon Capital Management S&P® 24 Fund (NY)	-	-	3.9	2.3	100
JNL/Mellon Capital Management Value Line® 25 Fund (NY)	14.3	17.5	-	2.3	100

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital
	Management	Management	Management	Management
	Dowsm Dividend	Nasdaq® 15	S&P® 24	Value Line® 25
Assets	Fund	Fund	Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 24,234	$ 3,933	$ 1,404	$ 38,139
Investments - affiliated, at value (c)	1,219	10	33	884
Cash	-	-	-	97
Foreign currency (d)	-	-	-	-
Receivables:
Investment securities sold	-	-	-	-
Fund shares sold	34	1	-	193
Dividends and interest	81	1	1	4
Foreign taxes recoverable	-	-	-	-
Total assets	25,568	3,945	1,438	39,317

Liabilities
Cash overdraft	-	-	-	-
Payables:
Advisory fees	7	1	-	12
Administrative fees	3	-	-	5
12b-1 fees (Class A)	4	1	-	6
Investment securities purchased	237	-	-	-
Fund shares redeemed	1	-	-	26
Manager fees	-	-	-	-
Other expenses	2	1	-	16
Return of collateral for securities loaned	955	-	29	884
Total liabilities	1,209	3	29	949
Net assets	$ 24,359	$ 3,942	$ 1,409	$ 38,368

Net assets consist of:
Paid-in capital	$ 23,904	$ 3,667	$ 1,344	$ 34,167
Undistributed net investment
income (accumulated loss)	-	-	-	-
Accumulated net realized gain	-	-	-	-
Net unrealized appreciation (depreciation)
on investments and foreign currency	455	275	65	4,201
	$ 24,359	$ 3,942	$ 1,409	$ 38,368

Class A
Net assets	$ 24,359	$ 3,942	$ 1,409	$ 38,368
Shares outstanding (no par value),
unlimited shares authorized	1,977	327	132	2,290
Net asset value per share	$ 12.32	$ 12.06	$ 10.69	$ 16.75

Class B
Net assets	n/a	n/a	n/a	n/a
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	n/a
Net asset value per share	n/a	n/a	n/a	n/a

(a) Including securities on loan of:	$ 916	$ -	$ 28	$ 857
(b) Investments - unaffiliated, at cost	23,779	3,658	1,339	33,938
(c) Investments - affiliated, at cost	1,219	10	33	884
(d) Foreign currency, at cost	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital
	Management	Management	Management	Management
	Dowsm Dividend	Nasdaq® 15	S&P® 24	Value Line® 25
	Fund	Fund	Fund	Fund
Investment income
Dividends (a)	$ 373	$ 7	$ 12	$ 33
Foreign taxes withheld	-	-	-	(1)
Interest	-	-	-	-
Securities lending	1	-	-	3
Total investment income	374	7	12	35

Expenses
Advisory fees	38	6	3	85
Administrative fees	15	2	1	34
12b-1 fees (Class A)	21	3	1	46
Legal fees	-	-	-	-
Licensing fees	2	1	-	34
Manager fees	-	-	-	1
Other expenses	-	-	-	1
Total expenses	76	12	5	201
Net investment income (loss)	298	(5)	7	(166)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	1,188	115	16	810
Foreign currency related items	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	(1,002)	120	22	1,801
Foreign currency related items	-	-	-	-
Net realized and unrealized
gain (loss)	186	235	38	2,611

Net increase (decrease) in net assets
from operations	$ 484	$ 230	$ 45	$ 2,445

(a) Dividends from affiliated investments	$ 9	$ 1	$ -	$ 9

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital
	Management	Management	Management	Management
	Dowsm Dividend	Nasdaq® 15	S&P® 24	Value Line® 25
Operations	Fund	Fund	Fund	Fund
Net investment income (loss)	$ 298	$ (5)	$ 7	$ (166)
Net realized gain (loss) on:
Investments	1,188	115	16	810
Foreign currency related items	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	(1,002)	120	22	1,801
Foreign currency related items	-	-	-	-
Net increase (decrease) in net assets
from operations	484	230	45	2,445

Share transactions¹
Proceeds from the sale of shares
Class A	12,682	1,350	62	11,150
Class B	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-
Class B	-	-	-	-
Cost of shares redeemed
Class A	(4,604)	(421)	(102)	(31,058)
Class B	-	-	-	-
Net increase (decrease) in net assets
from share transactions	8,078	929	(40)	(19,908)

Net increase (decrease) in net assets	8,562	1,159	5	(17,463)

Net assets beginning of period	15,797	2,783	1,404	55,831

Net assets end of period	$ 24,359	$ 3,942	$ 1,409	$ 38,368

Undistributed net investment
income (accumulated loss)	$ -	$ -	$ -	$ -

¹Share transactions
Shares sold
Class A	1,035	117	6	729
Class B	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-
Class B	-	-	-	-
Shares redeemed
Class A	(374)	(37)	(10)	(2,013)
Class B	-	-	-	-
Net increase (decrease)
Class A	661	80	(4)	(1,284)
Class B	-	-	-	-
Purchases and sales of investment
securities (excluding short-term
securities):

Purchases of securities	$ 21,368	$ 3,771	$ 1,256	$ 51,658
Proceeds from sales of securities	12,683	2,808	1,288	71,529

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital
	Management	Management	Management	Management
	Dowsm Dividend	Nasdaq® 15	S&P® 24	Value Line® 25
Operations	Fund (a)	Fund	Fund (b)	Fund
Net investment income (loss)	$ 262	$ (15)	$ 2	$ (109)
Net realized gain (loss) on:
Investments	304	68	-	5,015
Foreign currency related items	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	1,457	111	43	(5,566)
Foreign currency related items	-	-	-	-
Net increase (decrease) in net assets
from operations	2,023	164	45	(660)

Share transactions¹
Proceeds from the sale of shares
Class A	19,201	1,593	1,372	34,897
Class B	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-
Class B	-	-	-	-
Cost of shares redeemed
Class A	(5,427)	(496)	(13)	(15,795)
Class B	-	-	-	-
Net increase (decrease) in net assets
from share transactions	13,774	1,097	1,359	19,102

Net increase (decrease) in net assets	15,797	1,261	1,404	18,442

Net assets beginning of period	-	1,522	-	37,389

Net assets end of period	$ 15,797	$ 2,783	$ 1,404	$ 55,831

Undistributed (excess of distributions over)
net investment income	$ -	$ -	$ -	$ -

¹Share transactions
Shares sold
Class A	1,807	152	137	2,257
Class B	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-
Class B	-	-	-	-
Shares redeemed
Class A	(491)	(46)	(1)	(1,041)
Class B	-	-	-	-
Net increase (decrease)
Class A	1,316	106	136	1,216
Class B	-	-	-	-
Purchases and sales of investment
securities (excluding short-term
securities):

Purchases of securities	$ 17,725	$ 2,748	$ 1,355	$ 51,969
Proceeds from sales of securities	4,122	1,631	-	31,953

(a) Period from January 17, 2006 (commencement of operations)
(b) Period from May 1, 2006 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)

JNL/Mellon Capital Management DowSM Dividend Fund (NY)

Class A
06/30/2007	12.01	0.18	0.13	0.31	-	-	12.32	2.58	24,359	62	0.75	2.90
01/17(a)-12/31/2006	10.00	0.29	1.72	2.01	-	-	12.01	20.10	15,797	44	0.75	2.81

JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)

Class A
06/30/2007	11.27	(0.02)	0.81	0.79	-	-	12.06	7.01	3,942	90	0.77	(0.28)
12/31/2006	10.78	(0.07)	0.56	0.49	-	-	11.27	4.55	2,783	75	0.77	(0.67)
12/31/2005	10.88	(0.02)	(0.08)	(0.10)	-	-	10.78	(0.92)	1,522	126	0.76	(0.15)
10/04(a)-12/31/2004	10.00	(0.01)	0.89	0.88	-	-	10.88	8.80	1,211	-	0.76	(0.32)

JNL/Mellon Capital Management S&P® 24 Fund (NY)

Class A
06/30/2007	10.31	0.05	0.33	0.38	-	-	10.69	3.69	1,409	92	0.74	0.98
05/01(a)-12/31/2006	10.00	0.02	0.29	0.31	-	-	10.31	3.10	1,404	-	0.75	0.29

JNL/Mellon Capital Management Value Line® 25 Fund (NY)

Class A
06/30/2007	15.62	(0.05)	1.18	1.13	-	-	16.75	7.23	38,368	110	0.88	(0.72)
12/31/2006	15.86	(0.04)	(0.20)	(0.24)	-	-	15.62	(1.51)	55,831	67	0.87	(0.23)
12/31/2005	11.41	(0.02)	4.47	4.45	-	-	15.86	39.00	37,389	67	0.87	(0.25)
10/04(a)-12/31/2004	10.00	(0.01)	1.42	1.41	-	-	11.41	14.10	13,946	28	0.87	(0.60)

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC and the JNLNY Variable Fund I LLC (each a “Fund”, and collectively, “Funds") are limited liability companies organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the U.S. Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940, as amended. The JNL Variable Fund LLC includes the following twenty (20) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management Nasdaq® 15 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management S&P® 10 Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, JNL/Mellon Capital Management VIP Fund, and JNL/Mellon Capital Management Value Line® 25 Fund. The JNLNY Variable Fund I LLC includes the following four (4) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management DowSM Dividend Fund (NY), JNL/Mellon Capital Management Nasdaq® 15 Fund (NY), JNL/Mellon Capital Management S&P® 24 Fund (NY), and JNL/Mellon Capital Management Value Line® 25 Fund (NY).

The JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, and JNL/Mellon Capital Management VIP Fund are regulated investment companies (“RIC Funds”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights.

Effective April 27, 2007, the JNL/Mellon Capital Management JNL 5 Fund acquired: the JNL/Mellon Capital Management DowSM 10 Fund (NY); the JNL/Mellon Capital Management Global 15 Fund (NY); and the JNL/Mellon Capital Management S&P® 10 Fund (NY). See Note 5 for additional information regarding this acquisition.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson"), serves as investment adviser ("Adviser") to each of the Funds. Shares are presently offered to Jackson or Jackson National Life Insurance Company of New York and their separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified retirement plans and the JNL/S&P Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Valuation – The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks and investment funds traded on an exchange are generally valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Investments in mutual funds and the securities lending collateral investment are generally valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Stocks not listed on a national or foreign stock exchange are generally valued at the closing bid price on the over-the-counter market.

Pursuant to procedures adopted by the Board of Managers (“Board”) of the Funds, the Funds may utilize international Fair Value Pricing (“FVP”). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value.

A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be “fair valued” pursuant to the Board approved procedures. In general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

JNL Variable Funds

Notes to the Financial Statements (continued)

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 P.M. Eastern Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments, respectively. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily based on the forward currency exchange rate. The change in market value is recorded as a receivable or payable from forward currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Securities Loaned - The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved by the Adviser). In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders – “Registered Investment Companies” (“RICs”), pursuant to the Internal Revenue Code of 1986, as amended, must generally declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Certain of the Funds are RICs and will make the appropriate distributions. Distributions of net realized capital gains, if any, will be distributed at least annually. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed net investment income/(accumulated loss) and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM, whereby, JNAM provides investment management and transfer agency services. Each Fund pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to Mellon Capital Management Corp. as compensation for their sub-advisory services.

The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets Annual Rate
$0 to $50 million	0.37%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. In addition to the investment advisory fee, each Fund pays JNAM an annual Administrative Fee, accrued daily and payable monthly, of 0.15% of the average daily net assets of each Fund, except for the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE® International 25 Fund, which each pay JNAM an annual Administrative Fee of 0.20% of the average daily net assets.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of the Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, Managers, and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the cost associated with the Chief Compliance Officer.

12b-1 Fee - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund's Class A shares (through the sale of variable insurance products funded by the JNL Variable Funds). Jackson National Life Distributors LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson and is an affiliate of JNAM. The maximum 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as "12b-1 fees (Class A)."

JNL Variable Funds

Notes to the Financial Statements (continued)

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more other funds offered by the Advisor at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation. Deferred amounts under this plan are credited at a rate of return of 5%. Liabilities related to deferred balances are included in the Trustee fees payable in the Statements of Assets and Liabilities. Expenses associated with deferred balances are included in the Trustee fees set forth in the Statements of Operations.

Investments in affiliates - During the period ended June 30, 2007, certain Funds invested in a money market fund for temporary purposes, which is managed by JNAM. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund which is also considered an affiliate of the Funds. The JNL/Mellon Capital Management Financial Sector Fund invested in Mellon Financial Corp., the parent company of its subadvisor. The total market value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. FEDERAL INCOME TAX MATTERS

Federal Income Taxes - The JNL Variable Fund LLC (except for the RIC Funds), and the JNLNY Variable Fund I LLC are limited liability companies with each of their interests owned by a single interest: Jackson National Separate Account-I and JNLNY Separate Account-I, respectively. Accordingly, the Funds (except for the RIC Funds) are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson or Jackson National Life Insurance Company of New York and are not taxed separately. Effective May 1, 2006, JNL/Mellon Capital Management 25 Fund and JNL/Mellon Capital Management Select Small-Cap Fund elected to be taxed as a corporation. The policy of each RIC Fund is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes. The RIC Funds periodically make reclassifications among certain capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

The following represents capital and/or currency losses (in thousands) realized after October 31, 2006, which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Mellon Capital Management Communications Sector Fund	$153
JNL/Mellon Capital Management VIP Fund	447

Permanent differences between book and tax basis reporting for the 2006 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book basis and federal tax basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: foreign currency reclassifications; reclassifications on the sale of PFIC or REIT securities; net operating losses; and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed	Accumulated
	Net Investment	Net Realized	Paid- in
	Income	Gain/Loss	Capital
JNL/Mellon Capital Management Financial Sector Fund	$(46)	$46	$-
JNL/Mellon Capital Management JNL 5 Fund	240	(240)	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	8	(8)	-
JNL/Mellon Capital Management Select Small-Cap Fund	2,582	(2,582)	-
JNL/Mellon Capital Management Technology Sector Fund	46	(46)	-
JNL/Mellon Capital Management VIP Fund	36	(36)	-

As of June 30, 2007, the cost of investments and net unrealized appreciation/depreciation for income tax purposes for the RIC Funds are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Mellon Capital Management 25 Fund	$793,520	$82,837	$(10,730)	$72,107
JNL/Mellon Capital Management Communications Sector Fund	107,297	15,402	(1,199)	14,203
JNL/Mellon Capital Management Consumer Brands Sector Fund	24,489	2,093	(1,076)	1,017
JNL/Mellon Capital Management Financial Sector Fund	71,159	6,953	(1,817)	5,136
JNL/Mellon Capital Management Healthcare Sector Fund	103,893	12,095	(6,235)	5,860
JNL/Mellon Capital Management JNL 5 Fund	5,580,937	700,919	(100,881)	600,038
JNL/Mellon Capital Management JNL Optimized 5 Fund	159,754	16,971	(2,360)	14,611
JNL/Mellon Capital Management NYSE® International 25 Fund	19,369	622	(317)	305

JNL Variable Funds

Notes to the Financial Statements (continued)

JNL/Mellon Capital Management Oil & Gas Sector Fund	399,270	85,535	(2,212)	83,323
JNL/Mellon Capital Management S&P® SMid 60 Fund	20,258	470	(742)	(272)
JNL/Mellon Capital Management Select Small-Cap Fund	877,531	107,495	(50,813)	56,682
JNL/Mellon Capital Management Technology Sector Fund	73,734	7,701	(2,552)	5,149
JNL/Mellon Capital Management VIP Fund	509,844	59,938	(11,219)	48,719

No distributions were paid during the period ended June 30, 2007. The tax character of the distributions paid during the period ended December 31, 2006, were as follows (in thousands):

	Ordinary	Long-term
	Income	Capital Gain

JNL/Mellon Capital Management Communications Sector Fund	$825	$629
JNL/Mellon Capital Management Consumer Brands Sector Fund	46	304
JNL/Mellon Capital Management Financial Sector Fund	685	364
JNL/Mellon Capital Management Healthcare Sector Fund	482	1,820
JNL/Mellon Capital Management JNL 5 Fund	10,571	476
JNL/Mellon Capital Management JNL Optimized 5 Fund	376	-
JNL/Mellon Capital Management Oil & Gas Sector Fund	3,292	11,237
JNL/Mellon Capital Management Technology Sector Fund	45	107
JNL/Mellon Capital Management VIP Fund	1,793	35

NOTE 5. FUND ACQUISITIONS

On April 27, 2007, the JNL/Mellon Capital Management JNL 5 Fund (“Acquiring Fund”) completed the following Fund acquisitions by a taxable exchange of Class A shares (in thousands) pursuant to a plan of reorganization approved by the Board of Managers on February 7, 2007:

		Shares of	Of Acquired Fund on Acquisition Date:
		Acquiring		Accumulated	Undistributed (excess of
	Merger	Fund Issued	Shares	Realized	Distribution over)
Acquired Fund	Tax Status	In Exchange	Outstanding	Gain/(Loss)	Net investment income

JNL/Mellon Capital Management Dow 10 Fund (NY)	Taxable	1,744	1,387	$ 5,466	$ 243
JNL/Mellon Capital Management Global 15 Fund (NY)	Taxable	3,109	1,748	11,132	261
JNL/Mellon Capital Management S&P 10 Fund (NY)	Taxable	1,833	1,355	3,227	37

The aggregate net assets (in thousands) of the Acquiring Fund was $4,659,283 immediately before the acquisition. The acquired Funds’ aggregate net assets (in thousands) immediately before the acquisition were as follows:

Acquired Fund	Net Assets

JNL/Mellon Capital Management Dow 10 Fund (NY)	$ 26,057
JNL/Mellon Capital Management Global 15 Fund (NY)	46,447
JNL/Mellon Capital Management S&P 10 Fund (NY)	27,379

NOTE 6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The timeframe for the adoption of FIN 48 is required for the first financial statement reporting period for fiscal years beginning after December 15, 2006. FIN 48 requires that management evaluate the tax positions taken in returns that remain subject to examination by the Funds' major tax jurisdictions.  At June 30, 2007, returns subject to examination include those filed for the period ended December 31, 2004 and thereafter. Management completed an evaluation of the Fund’s tax positions for the applicable periods as of June 30, 2007. Based on that evaluation, management concluded that the adoption of FIN 48 does not materially effect the Fund’s financial statements.

JNL Variable Funds

Notes to the Financial Statements (continued)

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other daily operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to make the 5% calculation.

Actual Fund Return				Hypothetical 5% Return
Beginning	Ending		Expenses	Beginning	Ending		Expenses
Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
Value	Value	Expense	During	Value	Value	Expense	During
12/31/2006	6/30/2007	Ratios	Period	12/31/2006	6/30/2007	Ratios	Period

JNL/Mellon Capital Management Select Small-Cap Fund
Class A	$ 1,000.00	$1,025.60	0.64%	$ 3.21	$ 1,000.00	$1,011.89	0.64%	$ 3.19
Class B	1,000.00	1,026.50	0.45	2.26	1,000.00	1,015.72	0.45	2.25
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	1,089.20	0.74	3.83	1,000.00	1,009.87	0.74	3.69
Class B	1,000.00	1,090.10	0.54	2.80	1,000.00	1,013.91	0.54	2.70
JNL/Mellon Capital Management VIP Fund
Class A	1,000.00	1,069.30	0.69	3.54	1,000.00	1,010.88	0.69	3.44
Class B	1,000.00	1,070.50	0.49	2.52	1,000.00	1,014.91	0.49	2.45
JNL/Mellon Capital Management Value Line® 25 Fund
Class A	1,000.00	1,072.00	0.79	4.06	1,000.00	1,008.86	0.79	3.93
JNL/Mellon Capital Management DowSM Dividend Fund (NY)
Class A	1,000.00	1,025.80	0.75	3.77	1,000.00	1,009.67	0.75	3.74
JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)
Class A	1,000.00	1,070.10	0.77	3.95	1,000.00	1,009.27	0.77	3.84
JNL/Mellon Capital Management S&P® 24 Fund (NY)
Class A	1,000.00	1,036.90	0.74	3.74	1,000.00	1,009.87	0.74	3.69
JNL/Mellon Capital Management Value Line® 25 Fund (NY)
Class A	1,000.00	1,072.30	0.88	4.52	1,000.00	1,007.05	0.88	4.38

Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in period, then divided the number of days in the most recent 12-month period (to reflect the most recent 6-month period or since commencement of operations, if shorter). Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of days in the most recent 12-month period. For Funds with less than 6 months of operating history, the amounts reported under the Hypothetical 5% return section are not comparable to the amounts reported in the Actual Fund Return section.

Additional Disclosure

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Registrant by calling the Fund toll-free at 800-766-4683.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC

AND JNLNY VARIABLE FUND I LLC

(COLLECTIVELY, THE "JNL VARIABLE FUNDS")

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Interested Manager
Mark D. Nerud (41) [1] 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	91

Principal Occupation(s) During Past 5 Years:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (2/99 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

Other Directorships Held by Manager: None

Disinterested Managers
Michael Bouchard (51) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	91
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/99 to present)

Other Directorships Held by Manager: None

William J. Crowley, Jr. (61) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

Other Directorships Held by Manager : Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation; Director of Provident Bankshares Corporation

Dominic D’Annunzio (69) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Manager [2] (6/03 to present)	91
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

Other Directorships Held by Manager: None

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
Michelle Engler (49) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	91
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Manager : Director of Federal Home Loan Mortgage Corporation

James Henry, Ph.D. (68) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

Other Directorships Held by Manager : None

Richard McLellan (65) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/03 to present)	91
Principal Occupation(s) During Past 5 Years: Member, Dykema Gossett PLLC (Law Firm)

Other Directorships Held by Manager : None

William R. Rybak (56) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Manager :

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (52) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	91

Principal Occupation(s) During Past 5 Years:

Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to present); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

Other Directorships Held by Manager : None

[1] Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
Officers
Daniel W. Koors (37) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

Other Directorships Held by Manager : Not Applicable

Susan S. Rhee (35) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Secretary of the Adviser (11/00 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser; Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

Other Directorships Held by Manager : Not Applicable

Steven J. Fredricks (37) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

Other Directorships Held by Manager : Not Applicable

William V. Simon (36) 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer (12/06 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Vice President and Chief Operating Officer of the Adviser (1/07 to present); Assistant Vice President of Jackson National Life Insurance Company (7/04 to present); Director of Jackson National Life Insurance Company (8/00 to 7/04)

Other Directorships Held by Manager : Not Applicable

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting www.jnl.com or www.jnlny.com.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC

AND JNLNY VARIABLE FUND I LLC

(COLLECTIVELY, THE "JNL VARIABLE FUNDS")

The interested Managers and Officers of the JNL Variable Funds or the Adviser do not receive any compensation from the JNL Variable Funds for their services as Managers or Officers. The following persons, who are disinterested Managers of the JNL Variable Funds, and the Fund’s Chief Compliance Officer, received from the JNL Variable Funds the compensation amounts indicated for the services as such for the six-month period ended June 30, 2007:

Manager	Aggregate Compensation from the JNL Variable Funds[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex
Michael Bouchard	$18,647	$0	$0	$48,000
William J. Crowley, Jr. [4]	$8,741	$0	$0	$22,500
Dominic D’Annunzio [3,5]	$12,237	$0	$0	$31,500
Michelle Engler	$18,647	$0	$0	$48,000
James Henry	$18,647	$0	$0	$48,000
Richard McLellan	$20,589	$0	$0	$53,000
William R. Rybak	$18,647	$0	$0	$48,000
Patricia Woodworth [6]	$9,323	$0	$0	$24,000
Steven J. Fredricks [2]	$44,975	$0	$0	$115,772

[1]

The fees paid to the independent Managers are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

[4]	Mr. Crowley deferred $22,500.

[5]	Mr. D’Annunzio deferred $31,500.

[6]	Ms. Woodworth deferred $24,000.

PROXY VOTING GUIDELINES

JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2007 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s website at www.jnl.com or Jackson National Life Insurance Company of New York’s website at www.jnlny.com, and (4) on the Securities and Exchange Commission’s website at www.sec.gov.

SUPPLEMENT DATED MAY 11, 2007 TO THE PROSPECTUS

DATED APRIL 30, 2007

JNLNY® VARIABLE FUND I LLC

Please note that the changes apply to your variable annuity product(s).

On page 27, the chart should be deleted in its entirety and replaced with the following:

	Nasdaq® 15 Strategy (NY)	Value Line® 25 Strategy (NY)	DowSM Dividend Strategy (NY)	S&P 24® Strategy (NY)

	Hypothetical Returns		Hypothetical Returns	Hypothetical Returns
	(1987-2004)		(1992-2006)	(1987-2006)

	Historical Performance
	(2005-2006)
	The funds commenced operations on 10/04/04		The fund commenced operations on 1/17/2006	The funds commenced operations on 5/01/2006
1987	18.61%	14.97%	–%	8.45%
1988	7.84%	6.62%	–%	16.34%
1989	44.48%	42.31%	–%	32.45%
1990	-6.51%	6.19%	–%	4.50%
1991	88.33%	64.00%	–%	45.32%
1992	4.54%	5.55%	16.70%	0.96%
1993	31.11%	11.84%	23.66%	12.37%
1994	0.97%	2.77%	-2.10%	4.19%
1995	60.32%	43.36%	44.24%	47.11%
1996	26.78%	44.22%	27.22%	18.45%
1997	33.91%	39.60%	37.57%	33.74%
1998	104.55%	92.25%	-2.87%	51.56%
1999	101.86%	100.26%	-3.17%	48.32%
2000	-20.47%	-19.62%	21.46%	9.49%
2001	-33.72%	0.01%	28.98%	-16.46%
2002	-27.09%	-20.22%	-2.45%	-5.29%
2003	32.26%	43.15%	38.46%	26.34%
2004	2.25%	15.39%	14.87%	18.27%
2005	-0.92%	39.00%	4.61%	-0.88%
2006	4.55%	-1.51%	23.57%	5.81%

	2 Year Historical Annualized Returns
	(2005-2006)
	1.78%	17.00%

	18 Year Hypothetical Annualized Returns
	(1987-2004)
	19.92%	23.30%

	20 Year Annualized Returns		15 Year Annualized	20 Year Annualized
	(Combined hypothetical and historical returns)		Hypothetical Return	Hypothetical Returns
	(1987-2006)		(1992-2006)	(1987-2006)
	17.97%	22.65%	17.00%	16.53%

This Supplement is dated May 11, 2007.

(To be used with NV3174CE Rev. 05/07, NV4224 Rev. 05/07, NV5526 Rev. 05/07, NV5869 Rev. 05/07, and NV5890 Rev. 05/07)

NV6139 05/07

SUPPLEMENT DATED AUGUST 27, 2007 TO THE PROSPECTUS

DATED APRIL 30, 2007

JNL(r) VARIABLE FUND LLC

JNLNY(r) VARIABLE FUND I LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

On August 22, 2007, Jackson National Asset Management, LLC recommended and the Board of Managers of the JNLNY Variable Fund I LLC approved the following “Fund" mergers that will be effective December 3, 2007:

Acquiring Funds	Acquired Funds
JNL Variable Fund LLC	JNLNY Variable Fund I LLC
JNL/Mellon Capital Management Nasdaq(r) 15 Fund	JNL/Mellon Capital Management Nasdaq(r) 15 Fund (NY)
JNL/Mellon Capital Management Value Line(r) 25 Fund	JNL/Mellon Capital Management Value Line(r) 25 Fund (NY)
JNL/Mellon Capital Management DowSM Dividend Fund	JNL/Mellon Capital Management DowSM Dividend Fund (NY)
JNL/Mellon Capital Management S&P(r) 24 Fund	JNL/Mellon Capital Management S&P(r) 24 Fund (NY)

PLEASE NOTE: Once the above Funds of JNLNY Variable Fund I LLC have merged with the respective counterparts of the JNL Variable Fund LLC, each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). Each Fund’s policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not such Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

After the merger the names of the following Funds will be changed to the following:

PREVIOUS FUND NAME	NEW FUND NAME
JNL/Mellon Capital Management Nasdaq(r) 15 Fund	JNL/Mellon Capital Management Nasdaq(r) 25 Fund
JNL/Mellon Capital Management Value Line(r) 25 Fund	JNL/Mellon Capital Management Value Line(r) 30 Fund

This Supplement is dated August 27, 2007.

JACKSON NATIONAL LIFE DISTRIBUTORS LLC

ALL RIGHTS RESERVED.

MEMBER NASD/SIPC.

JNL SERIES TRUST

JNL VARIABLE FUND LLC

JNLNY VARIABLE FUND I LLC

(collectively, the “Funds”)

APPROVAL OF THE FUNDS’

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees/Managers of the Funds (“Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Funds’ advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement(s).

At a meeting on February 6-7, 2007, the Board, including all of the Independent Trustees/Managers, considered information relating to the Fund’s investment advisory and management agreement with JNAM (“Agreement”), information relating to the proposed sub-advisory agreement between JNAM and Pyramis Global Advisors, LLC (“Pyramis”); the continuation of the sub-advisory agreements between JNAM and Franklin Advisory Services, LLC (“Franklin”) and Goldman Sachs Asset Management, L.P. (“Goldman”); and amendments to the existing sub-advisory agreements with Mellon Capital Management Corporation, J.P. Morgan Investment Management Inc., and an amendment to the existing sub-advisory agreement with PPM America, Inc. (collectively, the “February Sub-Advisory Agreements”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the February Sub-Advisory Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the new Sub-Advisory Agreement with Pyramis through April 30, 2009, the continuation of the sub-advisory agreements with Franklin and Goldman through January 30, 2008, and the amendments to the other sub-advisory agreements referenced above until June 30, 2008.

At a meeting on May 24, 2007, the Board, including all of the Independent Trustees/Managers, considered information relating to the Agreement and to the sub-sub-advisory agreement among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, and JNL Series Trust (“GSAMI Sub-Sub-Advisory Agreement”) as to the JNL/Goldman Sachs Core Plus Bond Fund and the information relating to the proposed sub-advisory agreement between JNAM and Putnam Investment Management, LLC (“Putnam Sub-Advisory Agreement”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the GSAMI Sub-Sub-Advisory Agreement and the Putnam Sub-Advisory Agreement. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the GSAMI Sub-Sub-Advisory Agreement through May 25, 2009 and the Putnam Sub-Advisory Agreement through May 31, 2009.

At a meeting on June 14-15, 2007, the Board, including all of the Independent Trustees/Managers, considered information relating to the Agreement and to the sub-advisory agreements between JNAM and each Fund’s sub-adviser(s) (“June Sub-Advisory Agreements”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the Agreement and the June Sub-Advisory Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the June Sub-Advisory Agreements through June 30, 2008.

Please note, all references below to “Sub-Advisory Agreements” shall include the February Sub-Advisory Agreements, the GSAMI Sub-Sub-Advisory Agreement, the Putnam Sub-Advisory Agreement and the June Sub-Advisory Agreements.

In reviewing the Agreement and the Sub-Advisory Agreements and considering the information, the Board was advised by outside legal counsel to the Funds, and the Independent Trustees/Managers were advised by independent legal counsel. The Board considered the factors it deemed relevant, including principally: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) whether economies of scale may be realized as each Fund grows and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that may accrue to JNAM and the sub-advisers through their relationships with the Funds. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreement and the Sub-Advisory Agreements.

Before approving the Agreement and the Sub-Advisory Agreements, the Independent Trustees/Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreement and the Sub-Advisory Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees/Managers, concluded that the Agreement is fair and reasonable and in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement is fair and reasonable and in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the sub-advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the sub-advisers, as well as the provision of recordkeeping and compliance services to the Funds. The Board also considered that JNAM would monitor the performance of the various organizations that provide services to the Funds, including the Funds’ distributor, transfer agent and custodian. With respect to JNAM’s oversight of the sub-advisers, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the sub-advisers. The Board also considered the investment sub-advisory services to be provided by each sub-adviser. The Board considered JNAM’s evaluation of the sub-advisers, as well as JNAM’s recommendation, based on its review of the sub-advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management who are responsible for oversight of the Funds and each sub-adviser, and also reviewed the qualifications, backgrounds and responsibilities of the sub-advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each sub-adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each sub-adviser. The Board considered compliance reports about JNAM and the sub-advisers from the Funds’ CCO.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by the sub-adviser(s) under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the median performance of a group of comparable funds selected by an independent data service (the “performance universe”) and how the Fund performed versus its benchmark index. The performance periods considered by the Board ended on December 31, 2006. References in this section to “Agreements” are references to the Agreement and Sub-Advisory Agreement of the Fund in question.

JNL/AIM Large Cap Growth Fund. The Board considered that the Fund outperformed the performance universe during the one-, three- and five-year periods and that it outperformed its benchmark for the three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Real Estate Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Small Cap Growth Fund. The Board considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed the performance universe for the three-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eagle Core Equity Fund. The Board considered that the Fund underperformed its performance universe and benchmark index for all periods. The Board also considered, however, that Sub-Adviser made significant changes to the Fund’s portfolio management team in October 2006 and that, as a result, the Fund’s style no longer includes a focus on growth. The Board noted that the new portfolio management team has a strong long-term record and that it was, therefore, prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements while continuing to closely monitor the performance of this Fund.

JNL/Eagle SmallCap Equity Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/FI Balanced Fund. The Board considered that the Fund outperformed its composite benchmark for the one-, three- and five-year periods and the performance universe for the three- and five-year periods, though it underperformed the performance universe for the one-year period. The Board noted, however, that Pyramis only began managing the Fund in April 2007 and that, therefore, none of the Fund’s performance record was attributable to Pyramis. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/FI Mid-Cap Equity Fund. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year year periods and its benchmark for the one-year period, though it underperformed its benchmark for the three-, five- and ten-year periods. The Board noted, however, that Pyramis only began managing the Fund in April 2007 and that, therefore, none of the Fund’s performance record was attributable to Pyramis. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Small Cap Value Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund outperformed the performance universe for the one-year period. The Board also considered that the Fund underperformed its benchmark for that period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s short operating history.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods and the performance universe for the ten-year period. The Board also considered that the Fund underperformed the performance universe for the one-, three- and five-year periods. The Board also considered that Goldman has only served as sub-adviser since April 2007. The Board noted JNAM’s assertion that the Fund’s benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Mid Cap Value Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan International Equity Fund. The Board considered that the Fund underperformed its performance universe and benchmark for all periods. The Board also considered, however, that J.P. Morgan Investment Management Inc. (“JP Morgan”) has only served as sub-adviser since May 2005. Despite this, the Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/JPMorgan International Value Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods, though it underperformed both for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Mid Cap Value Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the five-year period, though it underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Small Cap Value Fund. The Board considered that the Fund outperformed its performance universe for the one-year period, though it underperformed the universe for the three- and five-year periods and the benchmark index for all periods. The Board considered JNAM’s assertion that the sub-adviser is a bottom-up stock picker whose performance will tend to lag when market leadership is narrowly confined to one or two sectors. For this reason and in light of the Fund’s stronger recent performance versus the performance universe, JNAM recommended to the Board that it renew the Agreements. The Board accepted JNAM’s recommendation and concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that, while the Fund slightly underperformed its performance universe for the one- and three-year periods, the Fund’s gross of fees performance was generally consistent for each of those periods with its benchmark. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that, while the Fund slightly underperformed its performance universe for the one- and three-year periods, the Fund’s gross of fees performance was generally consistent for each of those periods with its benchmark. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Small Cap Index Fund. The Board considered that the Fund outperformed the performance universe for the one- and three-year periods. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management International Index Fund. The Board considered that the Fund outperformed the performance universe and slightly underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that, while the Fund underperformed the performance universe for the one- and three-year periods, the Fund’s gross of fees performance was generally competitive with its benchmark for each of those periods. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one- and three-year periods, though it underperformed its benchmark for the five-year period. The Board concluded that in light of the Fund’s competitive performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management DowSM 10 Fund. The Board considered that the Fund significantly outperformed the performance universe and performed competitively against its custom benchmark for the one-year period, though it underperformed the performance universe for the three- and five-year periods. The Board also considered JNAM’s assertion that the custom benchmark is a more meaningful source of comparative information than a broad-based benchmark index, because of the Fund’s unique investment focus. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of each Fund’s strong, recent performance record.

JNL/Mellon Capital Management S&P® 10 Fund. The Board considered that the Fund outperformed the performance universe for the three- and five-year periods, though it underperformed the performance universe for the one-year period. The Board also considered that the Fund significantly outperformed its benchmark for the three- and five-year periods, though it underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s strong long-term performance record.

JNL/Mellon Capital Management Global 15 Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Nasdaq® 15 Fund; JNL/Mellon Capital Management Nasdaq® 15 Fund (NY); JNL/Mellon Capital Management Value Line® 25 Fund; JNL/Mellon Capital Management Value Line® 25 Fund (NY). Noting that each Fund commenced operations in October 2004, the Board considered that each Fund underperformed the performance universe and its benchmark for the one-year period. The Board also considered, however, that the Funds have been in existence for a short time and that it would be prudent to allow them more time to develop a performance record. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 25 Fund. The Board considered that the Fund significantly outperformed the performance universe for five-year period, though it underperformed the performance universe for the one- and three-year periods. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that in light of the Fund’s competitive longer-term performance in comparison with the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow Mellon more time to address the recent performance record.

JNL/Mellon Capital Management Select Small-Cap Fund. The Board considered that the Fund outperformed the performance universe for three- and five-year periods, though it underperformed the performance universe for the one-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that, in light of the Fund’s competitive longer-term performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow Mellon more time to address the recent performance record.

JNL/Mellon Capital Management JNL 5 Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund significantly outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management VIP Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund significantly outperformed the performance universe for the one-year period, though it underperformed its benchmark for the same period. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Communications Sector Fund. The Board considered that the Fund outperformed the performance universe and outperformed its benchmark for the three- and five-year periods, though it underperformed the benchmark for the one-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Consumer Brands Sector Fund. The Board considered that the Fund significantly outperformed its benchmark for the five-year period and underperformed the benchmark for the one- and three-year periods. The Board also considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed the performance universe for the three-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Financial Sector Fund. The Board considered that the Fund performed competitively against its benchmark for the three- and five-year periods and underperformed for the one-year period. The Board also considered that the Fund’s performance was comparable to or exceeded that of its performance universe for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s strong performance record.

JNL/Mellon Capital Management Healthcare Sector Fund. The Board considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the performance universe for the one-year period, though it underperformed the performance universe for the three- and five-year periods. The Board noted, however, that Mellon has only served as sub-adviser since February 2004 so that only the one-year performance record is attributable to Mellon. In light of that and of the strong one-year performance versus the performance universe, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s strong, recent performance record.

JNL/Mellon Capital Management Oil & Gas Sector Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Technology Sector Fund. The Board considered that, while the Fund underperformed its performance universe for the one-, three- and five-year periods, the Fund’s performance for each of those periods was generally consistent with its benchmark index after taking into consideration the Fund’s expense ratio. The Board noted JNAM’s assertion that the Fund’s benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board also considered that Mellon has only served as sub-adviser since February 2004. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the three- and five-year periods, though the Fund underperformed both for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s longer-term performance record.

JNL/PIMCO Total Return Bond Fund. The Board considered that the Fund underperformed the performance universe and the benchmark for all periods. The Board noted JNAM’s assertion that an emphasis on short-term maturities as the yield-curve flattened, coupled with an underweight in corporate instruments, which outperformed treasuries, had detracted significantly from performance. The Board also considered that recent performance had begun to improve and that for the first quarter of 2007, the Fund’s performance was in line with the benchmark on a gross of fees basis. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the Fund’s performance record.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed the performance universe for the three-year period. The Board also considered that the Fund performed competitively against its benchmark for the five-year period, though it underperformed its benchmark for the one- and three-year periods. The Board noted, however, that PPM America only began managing the Fund in April 2007 and that, therefore, none of the Fund’s performance record was attributable to PPM America. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Putnam Equity Fund. The Board considered that the Fund outperformed or equaled the performance universe and its benchmark for the three- and five-year periods, though it underperformed both for the one- and ten-year periods. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Putnam Midcap Growth Fund. The Board considered that the Fund performed in line with the performance universe for the three-year period, though it underperformed its performance universe for the one-, and five-year periods. The Board also noted that the Fund underperformed the benchmark index for those periods. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Conservative Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund performed competitively against its benchmark and the performance universe for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund performed competitively against its benchmark for the one-year period, though it underperformed the performance universe for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s short operating history.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the five- year period, though it underperformed both for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s competitive long-term performance record.

JNL/S&P Managed Growth Fund. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the performance universe for the five-year period, though it underperformed the performance universe for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund. The Board considered that the Fund outperformed its benchmark and the performance universe for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Balanced Fund. The Board considered that the Fund outperformed its custom benchmark and the performance universe for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Global Growth Fund. The Board considered that the Fund underperformed its performance universe for the one-, three-, five- and ten year periods and that it also underperformed the benchmark for each of those periods (other than the ten-year period). The Board also considered, however, that Wellington Management Company, LLP (“Wellington”) became the sub-adviser in May 2004, so that only the one-year performance record is completely attributable to Wellington. With respect to that record, the Board noted that Wellington’s underperformance since May 2004 is primarily attributable to losses incurred in connection with a single holding and poor stock selection. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/Select Large Cap Growth Fund. The Board considered that the Fund outperformed its performance universe and benchmark for the five- and ten-year periods and benchmark for the three-, five- and ten-year periods, though it underperformed its performance universe for the one- and three-year periods and benchmark for the one-year period. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Money Market Fund. The Board considered that the Fund slightly underperformed its performance universe and its benchmark for every period. The Board also noted, however, that only the Fund’s one-year performance record was completely attributable to Wellington, the Fund’s current sub-adviser. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to closely monitor the Fund’s performance record.

JNL/Select Value Fund. The Board considered that the Fund outperformed the performance universe for the one- and three-year periods. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year periods. The Board also considered that the Fund outperformed its benchmark for the ten-year period, though it underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund outperformed the performance universe for the three-, five- and ten-year periods, though it underperformed the performance universe for the one-year period. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the five-year period, though it underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Emerging Markets Fund; JNL/Franklin Templeton Founding Strategy Fund; JNL/Mellon Capital Management DowSM Dividend Fund; JNL/Mellon Capital Management DowSM Dividend Fund (NY); JNL/Mellon Capital Management 10 x 10 Fund; JNL/Mellon Capital Management Index 5 Fund; JNL/Mellon Capital Management NYSE® International 25 Fund; JNL/Goldman Sachs Short Duration Bond Fund; JNL/PIMCO Real Return Fund; JNL/S&P Disciplined Growth Fund; JNL/S&P Disciplined Moderate Fund; JNL/S&P Disciplined Moderate Growth Fund; JNL/S&P Growth Retirement Strategy Fund; JNL/S&P Moderate Retirement Strategy Fund; JNL/S&P Moderate Growth Retirement Strategy Fund; JNL/S&P Retirement 2015 Fund; JNL/S&P Retirement 2020 Fund; JNL/S&P Retirement 2025 Fund; JNL/S&P Retirement Income Fund; JNL/Mellon Capital Management S&P® 24 Fund; JNL/Mellon Capital Management S&P® 24 Fund (NY); JNL/Mellon Capital Management S&P® SMid 60 Fund; JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board did not consider comparative investment information for each of these Funds because each Fund did not have a full year of performance for the period considered by the Board.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s sub-adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. Using information provided by an independent data service, the Board evaluated each Fund’s proposed advisory fees compared to the median advisory fees for other funds similar in size, character and investment strategy (the “expense group”). While the Board also considered each Fund’s proposed sub-advisory fee and compared that to the median sub-advisory fee of the expense group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. With respect to each Fund noted below, the Board concluded that the advisory and sub-advisory fees are reasonable and in the best interest of each Fund and its shareholders in light of the services to be provided. In reaching this determination, the Board also considered the effect of advisory fees on the total expenses of each Fund.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/AIM Large Cap Growth Fund; JNL/AIM Real Estate Fund; JNL/AIM Small Cap Growth Fund. The Board considered that each Fund’s advisory and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Eagle Core Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratios are equal to that of the peer group average.

JNL/Eagle SmallCap Equity Fund; JNL/JPMorgan International Equity Fund; JNL/JPMorgan International Value Fund. The Board considered that each Fund’s advisory fees are lower than the expense group average and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/FI Balanced Fund; JNL/Franklin Templeton Small Cap Value Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratio is slightly higher than that of the peer group average.

JNL/FI Mid-Cap Equity Fund. The Board considered that the Fund’s proposed advisory fee is higher than the expense group average and the proposed sub-advisory fees are higher than the expense group average. The Board noted, however, the Fund’s estimated total expense ratio is lower than that of the expense group average.

JNL/Franklin Templeton Founding Strategy Fund; JNL/Mellon Capital Management 10 x 10 Fund; JNL/Mellon Capital Management Index 5 Fund. The Board considered that the Funds have no advisory or sub-advisory fees. The Board noted that each Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Goldman Sachs Core Plus Bond Fund; JNL/PPM America High Yield Bond Fund. The Board considered that each Fund’s proposed advisory fee is lower than the expense group average and the proposed sub-advisory fees are lower than the expense group average. The Board also noted that each Fund’s estimated total expense ratio is lower than that of the expense group average.

JNL/Goldman Sachs Mid Cap Value Fund; JNL/JPMorgan U.S. Government & Quality Bond Fund; JNL/Lazard Small Cap Value Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Goldman Sachs Short Duration Bond Fund. The comparison of the advisory and sub-advisory fees was not available from Lipper at this time. However, the Board considered that the Fund’s contractual management fees are in the second quintile of the expense group. The Board also noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Lazard Emerging Markets Fund. The Board considered that the Fund’s advisory fees are lower than the expense group average and sub-advisory fees are equal to the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Lazard Mid Cap Value Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratio is slightly lower than that of the peer group average.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratio is higher than that of the peer group average.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund; JNL/Mellon Capital Management Small Cap Index Fund; JNL/Mellon Capital Management International Index Fund; JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund; JNL/Mellon Capital Management DowSM 10 Fund; JNL/Mellon Capital Management Global 15 Fund; JNL/Mellon Capital Management 25 Fund; JNL/Mellon Capital Management Value Line® 25 Fund; JNL/Mellon Capital Management DowSM Dividend Fund; JNL/Mellon Capital Management S&P® 24 Fund; JNL/Mellon Capital Management VIP Fund; JNL/Mellon Capital Management JNL 5 Fund; JNL/Mellon Capital Management Communications Sector Fund; JNL/Mellon Capital Management Consumer Brands Sector Fund; JNL/Mellon Capital Management Financial Sector Fund; JNL/Mellon Capital Management Healthcare Sector Fund; JNL/Mellon Capital Management Oil & Gas Sector Fund; JNL/Mellon Capital Management Technology Sector Fund; JNL/Mellon Capital Management Nasdaq® 15 Fund (NY); JNL/Mellon Capital Management Value Line® 25 Fund (NY); JNL/Mellon Capital Management DowSM Dividend Fund (NY); JNL/Mellon Capital Management S&P® 24 Fund (NY). The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Mellon Capital Management Bond Index Fund; JNL/Mellon Capital Management S&P® 10 Fund; JNL/Mellon Capital Management Select Small-Cap Fund; JNL/Mellon Capital Management Nasdaq® 15 Fund; JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are higher than that of the peer group average.

JNL/Mellon Capital Management S&P® SMid 60 Fund; JNL/Mellon Capital Management NYSE® International 25 Fund. The Board considered that each Fund’s advisory fees are lower than the expense group average. The comparison of sub-advisory fees was not available from Lipper at this time. The Board noted that each Fund’s estimated total expense ratios are lower than that of the expense universe average.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/PIMCO Real Return Fund. The Board considered that the Fund’s advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratio is slightly lower than that of the peer group average.

JNL/PIMCO Total Return Bond Fund. The comparison of the advisory and sub-advisory fee was not available from Lipper at this time. However, the Board considered that the Fund’s contractual management fees are in the third quintile of the expense group. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Putnam Equity Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense universe average. The Board noted that the Fund’s estimated total expense ratio is equal to that of the peer group average.

JNL/Putnam Midcap Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense universe average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/S&P Managed Aggressive Growth Fund; JNL/S&P Managed Conservative Fund; JNL/S&P Managed Growth Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Moderate Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are higher than that of the peer group average.

JNL/S&P Retirement Income Fund; JNL/S&P Retirement 2015 Fund; JNL/S&P Retirement 2020 Fund; JNL/S&P Retirement 2025 Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/S&P Disciplined Moderate Fund; JNL/S&P Disciplined Moderate Growth Fund; JNL/S&P Disciplined Growth Fund. The comparison of the advisory and sub-advisory fees was not available from Lipper at this time. However, the Board considered that each Fund’s contractual management fees are in the first quintile of the expense group. The Board also noted that each Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/S&P Moderate Retirement Strategy Fund; JNL/S&P Moderate Growth Retirement Strategy Fund; JNL/S&P Growth Retirement Strategy Fund. The comparison of the advisory and sub-advisory fees was not available at this time. However, the Board considered that each Fund’s contractual management fees are at the median in the expense group. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Select Balanced Fund; JNL/Select Large Cap Growth Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Select Money Market Fund; JNL/Select Value Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/T. Rowe Price Mid-Cap Growth Fund; JNL/Select Global Growth Fund. The Board considered that each Fund’s advisory fees are equal to the expense group average and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are equal to the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund (except JNL/PIMCO Total Return Bond Fund) contains breakpoints that decrease the fee rate as assets increase. In light of this, the Board concluded that it would be fair, reasonable and in the best interests of each Fund and its shareholders to approve each Agreement.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that certain sub-advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those sub-advisers would manage. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, that sub-advisers would not be required to participate in the meetings and that recommendations to hire or fire sub-advisers would not be influenced by a sub-adviser’s willingness to participate in the meetings.

In evaluating the benefits that may accrue to the sub-advisers through their relationship with the Fund(s), the Board noted that each sub-adviser may develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s). Further, the Board considered that in the case of Mellon Capital Management Corporation (“Mellon”), affiliates serve as the custodian and the securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, JNLNY Variable Fund I LLC, and the JNL Money Market Fund of the JNL Investors Series Trust. The Board considered that each service to be provided to the Funds by the Mellon affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement and the Sub-Advisory Agreements was fair, reasonable and in the best interests of each Fund and its shareholders.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended.

Item 6. Schedule of Investments

Included as a part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 30, 2007